Income Taxes - Deferred income taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	R$ 321,223	R$ 236,903
Profit or loss	16,044	81,183
Business combination		3,137
Deferred tax asset (liabilities), ending balance	337,267	321,223
Additional disclosures
Deferred tax assets	337,267	321,223	R$ 236,903
Unrecognized deferred income tax assets	R$ 3,521	4,387
Maximum percentage of compensation limited to annual taxable income	30.00%
Deferred tax assets
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	R$ 384,359	263,813
Profit or loss	118,822	117,409
Business combination		3,137
Deferred tax asset (liabilities), ending balance	503,181	384,359
Tax losses carryforward
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	104,329	64,764
Profit or loss	53,457	39,565
Deferred tax asset (liabilities), ending balance	157,786	104,329
Financial instruments from acquisition of interests
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	174,591	117,393
Profit or loss	31,513	57,198
Deferred tax asset (liabilities), ending balance	206,104	174,591
Other temporary differences
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	64,869	46,815
Profit or loss	29,466	14,917
Business combination		3,137
Deferred tax asset (liabilities), ending balance	94,335	64,869
Share base compensation
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	10,377	6,473
Profit or loss	2,207	3,904
Deferred tax asset (liabilities), ending balance	12,584	10,377
Tax benefit from tax deductible goodwill
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	8,032	11,547
Profit or loss	(3,345)	(3,515)
Deferred tax asset (liabilities), ending balance	4,687	8,032
Amortization of intangible assets
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	22,161	16,821
Profit or loss	5,524	5,340
Deferred tax asset (liabilities), ending balance	27,685	22,161
Deferred tax liabilities
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	(63,136)	(26,910)
Profit or loss	(102,771)	(36,226)
Deferred tax asset (liabilities), ending balance	(165,907)	(63,136)
Financial instruments from acquisition of interests
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	(9,231)	(9,231)
Deferred tax asset (liabilities), ending balance	(9,231)	(9,231)
Tax benefit from tax deductible goodwill
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	(53,897)	(15,678)
Profit or loss	(58,926)	(38,219)
Deferred tax asset (liabilities), ending balance	(112,823)	(53,897)
Other temporary differences
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	(8)	(2,001)
Profit or loss	(43,845)	1,993
Deferred tax asset (liabilities), ending balance	R$ (43,853)	R$ (8)